RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS	12 Months Ended
Oct. 31, 2024
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS	RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS
General.  We have various defined benefit and defined contribution retirement plans. Additionally, we sponsor post-retirement health care benefits for our eligible U.S. employees.

Agilent provides defined benefits to U.S. employees who meet eligibility criteria under the Agilent Technologies, Inc. Retirement Plan (the "RP").

Effective November 1, 2014, Agilent’s U.S. RP was closed to new entrants including new employees, new transfers to the U.S. payroll and rehires. As of April 30, 2016, benefits under the RP were frozen. Any pension benefit earned in the U.S. Plans through April 30, 2016, remained fully vested and is payable on termination, retirement, death, or permanent disability, based on an eligible participant’s years of credited service, age and other criteria. There are no additional benefit accruals after April 30, 2016.

For eligible service through October 31, 1993, the benefit payable under the Agilent RP is reduced by any amounts due to the eligible employee under the Agilent Technologies, Inc. Deferred Profit-Sharing Plan (the "DPSP"), which is a defined contribution plan that was frozen and closed to new participants as of November 1993.

As of October 31, 2024 and 2023, the fair value of plan assets of the DPSP was $74 million and $81 million, respectively. Note that the projected benefit obligation for the DPSP equals the fair value of plan assets.

Agilent also maintains a Supplemental Benefit Retirement Plan ("SBRP") in the U.S., which is an unfunded non-qualified defined benefit plan to provide supplemental retirement benefits to certain employees that would be provided under the RP but for limitations imposed by the Internal Revenue Code. The RP and the SBRP comprise the "U.S. defined benefit plans" in the tables below.
Eligible employees outside the U.S. generally receive retirement benefits under various retirement plans based upon factors such as years of service and/or employee compensation levels. Eligibility is generally determined in accordance with local statutory requirements.

Post-Retirement Medical Benefit Plans. In addition to receiving retirement benefits, Agilent U.S. employees who meet eligibility requirements as of their termination date may participate in the Agilent Technologies, Inc. Health Plan for Retirees. As of January 1, 2020, the Health Plan for Retirees is comprised solely of insured pre-65 HMOs as the self-funded Pre-Medicare Medical Plan was eliminated effective December 31, 2019. The Health Plan for Retirees was closed to new retiree entrants after December 31, 2020.

If eligible, a retiree may receive a fixed amount (different fixed amounts for different groups) under the Agilent Technologies, Inc. Retiree Medical Account Plan (“RMA”) or a fixed monthly amount under the Agilent Technologies, Inc. Reimbursement Arrangement Plan (“ARA”).

Any new employee hired on or after November 1, 2014, will not be eligible to participate in the post-retirement medical benefit plans upon retiring.

401(k) and Other Defined Contribution Plans.  Eligible Agilent U.S. employees may participate in the Agilent Technologies, Inc. 401(k) Plan. We match an employee's contributions (both pre-tax and Roth) up to a maximum of 6 percent of an employee's annual eligible compensation, subject to the annual regulatory limit. All matching contributions vest immediately. Effective May 1, 2016 until April 30, 2022, we provided an additional transitional company contribution for certain eligible employees equal to 3 percent, 4 percent or 5 percent of an employee's annual eligible compensation due to the RP benefits being frozen. The maximum employee contribution to the 401(k) Plan is 50 percent of an employee's annual eligible compensation, subject to regulatory limitations. We also sponsor and make contributions to various other defined contribution plans that cover employees outside of the U.S.

Our defined contribution plan expenses included in income from operations were as follows:

	Years Ended October 31,
	2024	2023	2022
	(in millions)
Contributions to the 401(k) Plan	$46	$47	$46
Contributions to plans outside the U.S	51	51	47
Total defined contribution plan expense	$97	$98	$93
Components of net periodic benefit cost (income).  The service cost component is recorded in cost of sales and operating expenses in the consolidated statement of operations. All other cost components are recorded in other income (expense), net in the consolidated statement of operations. The company uses alternate methods of amortization as allowed by the authoritative guidance which amortizes the actuarial gains and losses on a consistent basis for the years presented. For U.S. defined benefit plans, gains and losses are amortized over the average future lifetime of participants using the corridor method. For most Non-U.S. defined benefit plans and U.S. Post-Retirement Benefit Plans, gains and losses are amortized over the average remaining future service period or remaining lifetime of participants depending upon the plan, using a separate layer for each year's gains and losses.

For the years ended October 31, 2024, 2023 and 2022, components of net periodic benefit cost and other amounts recognized in other comprehensive income were comprised of:

	Pensions						U.S. Post-Retirement Benefit Plans
	U.S. Defined Benefit Plans			Non-U.S. Defined Benefit Plans

	2024	2023	2022	2024	2023	2022	2024	2023	2022
	(in millions)
Net periodic benefit cost (income)
Service cost - benefits earned during the period	$—	$—	$—	$15	$16	$22	$1	$—	$1
Interest cost on benefit obligation	21	21	14	26	24	9	4	4	2
Expected return on plan assets	(21)	(19)	(27)	(37)	(36)	(43)	(4)	(4)	(6)
Amortization of net actuarial (gain) loss	2	—	—	(16)	(2)	25	(1)	(1)	(2)
Amortization of prior service benefit	—	—	—	—	—	—	(1)	(1)	(1)
Total net periodic benefit cost (income)	$2	$2	$(13)	$(12)	$2	$13	$(1)	$(2)	$(6)
Settlement loss	$2	$4	$4	$—	$—	$—	$—	$—	$—
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Net actuarial (gain) loss	$(31)	$22	$16	$(24)	$(13)	$(83)	$(11)	$9	$15
Amortization of net actuarial (gain) loss	(2)	—	—	16	2	(25)	1	1	2
Amortization of prior service benefit	—	—	—	—	—	—	1	1	1
Loss due to settlement	(2)	(4)	(4)	—	—	—	—	—	—
Foreign currency	—	—	—	2	2	11	—	—	—
Total recognized in other comprehensive (income) loss	$(35)	$18	$12	$(6)	$(9)	$(97)	$(9)	$11	$18
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	$(31)	$24	$3	$(18)	$(7)	$(84)	$(10)	$9	$12
Funded Status.    As of October 31, 2024 and 2023, the funded status of the defined benefit and post-retirement benefit plans was:

	U.S. Defined Benefit Plans		Non-U.S. Defined Benefit Plans		U.S. Post-Retirement Benefit Plans
	2024	2023	2024	2023	2024	2023
	(in millions)
Change in fair value of plan assets:
Fair value — beginning of year	$359	$396	$791	$748	$76	$85
Actual return on plan assets	88	(8)	119	14	16	(2)
Employer contributions	—	—	20	21	—	—
Participants' contributions	—	—	2	1	—	—
Benefits paid	(10)	(8)	(36)	(35)	(6)	(7)
Settlements	(23)	(21)	—	—	—	—
Currency impact	—	—	21	42	—	—
Fair value — end of year	$414	$359	$917	$791	$86	$76
Change in benefit obligation:
Benefit obligation — beginning of year	$343	$357	$682	$665	$65	$65
Service cost	—	—	15	16	1	—
Interest cost	21	21	26	24	4	4
Participants' contributions	—	—	2	1	—	—
Actuarial (gain) loss	36	(5)	60	(33)	1	3
Benefits paid	(11)	(9)	(36)	(35)	(6)	(7)
Settlements	(23)	(21)	—	—	—	—
Currency impact	—	—	23	44	—	—
Benefit obligation — end of year	$366	$343	$772	$682	$65	$65
Overfunded (underfunded) status of PBO	$48	$16	$145	$109	$21	$11

Amounts recognized in the consolidated balance sheet consist of:
Other assets	$51	$19	$236	$174	$21	$11
Employee compensation and benefits	—	(1)	—	—	—	—
Retirement and post-retirement benefits	(3)	(2)	(91)	(65)	—	—
Total net asset (liability)	$48	$16	$145	$109	$21	$11

Amounts Recognized in Accumulated Other Comprehensive Income (Loss):
Actuarial (gains) losses	$31	$66	$37	$43	$(6)	$4
Prior service costs (benefits)	—	—	—	—	(1)	(2)
Total	$31	$66	$37	$43	$(7)	$2

The actuarial gains and losses related to the change in plan obligations were a total of $97 million net loss for 2024 and $35 million net gain for 2023. The actuarial net loss that arose in 2024 was primarily due to decreases in discount rates and changes in other financial and demographic assumptions partially offset by gains due to plan experience. The actuarial net gain that arose in 2023 was primarily due to increases in discount rates and changes in other financial and demographic assumptions partially offset by losses due to plan experience. In November 2024, we entered into a buy-out contract in the amount of approximately $54 million with an unaffiliated insurance company, effective January 1, 2025, to transfer the assets and obligations of our Netherlands defined benefit pension plan. The final settlement is anticipated by the end of the first quarter of 2025, when we will be recognizing the financial impact.
Investment Policies and Strategies as of October 31, 2024. In the U.S., target asset allocations for our retirement and post-retirement benefit plans were approximately 50 percent to equities and approximately 50 percent to fixed income investments. Our DPSP target asset allocation is approximately 60 percent to equities and approximately 40 percent to fixed income investments. Approximately 1 percent of the retirement and post-retirement plans consists of limited partnerships. The general investment objective for all our plan assets is to obtain the optimum rate of investment return on the total investment portfolio consistent with the assumption of a reasonable level of risk. Specific investment objectives for the plans' portfolios are to: maintain and enhance the purchasing power of the plans' assets; achieve investment returns consistent with the level of risk being taken; and earn performance rates of return in accordance with the benchmarks adopted for each asset class. Outside the U.S., our target asset allocation (excluding annuity contracts in the U.K.) ranges from zero to 60 percent to equities, from 38 percent to 100 percent to fixed income investments, and from zero to 25 percent to real estate, depending on the plan. All plans' assets are broadly diversified. Due to fluctuations in equity and bond markets, our actual allocations of plan assets at October 31, 2024, may differ from the target allocation. Our policy is to bring the actual allocation in line with the target allocation.

Equity securities include exchange-traded common stock and preferred stock of companies from broadly diversified industries. Fixed income securities include a global portfolio of corporate bonds of companies from diversified industries, government securities, mortgage-backed securities, asset-backed securities, derivative instruments and other. Real estate securities include holdings of managed investment funds which invest primarily in the equity instruments of real estate investment trusts and other similar real estate investments. Other investments include a group trust consisting primarily of private equity partnerships. Portions of the cash and cash equivalent, equity, and fixed income investments are held in commingled funds that are valued using Net Asset Value (“NAV”) as the practical expedient. In addition, some of the investments valued using NAV as the practical expedient may have limits on their redemption to weekly or monthly and/or may require prior written notice specified by each fund. In December 2021, we entered into an insurance buy-in contract for a portion of the benefit obligations under the U.K. defined benefit plan which was funded from existing pension plan assets without any adjustment to the benefit obligations. In December 2023, we entered into another insurance buy-in contract for the remaining portion of benefit obligations under the same plan which was also funded from existing pension plan assets with no adjustment made to the benefit obligations. These have been classified as “Annuity Contracts” since the insurance buy-in contract is similar to an annuity contract. They match cash flows with future benefit payments for participants as of the contract date with the obligation remaining with the plan. Both contracts are issued by the same third-party insurance company with no affiliation to us.

Fair Value. The measurement of the fair value of pension and post-retirement plan assets uses the valuation methodologies and the inputs as described in Note 13, "Fair Value Measurements".

Cash and Cash Equivalents - Cash and cash equivalents consist of short-term investment funds. The funds also invest in short-term domestic fixed income securities and other securities with debt-like characteristics emphasizing short-term maturities and quality. Some of our cash and cash equivalents are held in commingled funds. Other cash and cash equivalents are generally classified as Level 2 investments.

Equity - This consists of equity securities which have quoted prices in active markets and has been classified as Level 1 investments.

Fixed Income - Some of the fixed income securities are not actively traded and are valued at quoted prices based on the terms of the security and comparison to similar securities traded on an active market; these are classified as Level 2 investments. Securities which have quoted prices in active markets are classified as Level 1 investments.

Real Estate - Real estate securities include holdings of managed investment funds which invest primarily in the equity instruments of real estate investment trust and other similar real estate investments. Since the existing securities have quoted prices in active markets, they have been classified as level 1 and grouped with equity.

Annuity Contract – This consists of the U.K. insurance buy-in contracts. Since they are valued on an insurer pricing basis, which reflects the purchase price adjusted for changes in discount rates and other actuarial assumptions which approximates fair value, they have been classified as level 3.

Other Investments - Other investments also include partnership investments where, due to their private nature, pricing inputs are not readily observable. Asset valuations are developed by the general partners that manage the partnerships. These valuations are based on proprietary appraisals, application of public market multiples to private company cash flows, utilization of market transactions that provide valuation information for comparable companies and other methods. Holdings of limited partnerships are classified as Level 3.

Agilent has adopted the accounting guidance related to the presentation of certain investments using the NAV practical expedient. The accounting guidance exempts investments using this practical expedient from categorization within the fair value hierarchy.

The following tables present the fair value of U.S. Defined Benefit Plans assets classified under the appropriate level of the fair value hierarchy as of October 31, 2024 and 2023.

		Fair Value Measurement at October 31, 2024 Using
	October 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Not Subject to Leveling (1)
	(in millions)
Cash and Cash Equivalents	$2	$—	$—	$—	$2
Equity	211	54	—	—	157
Fixed Income	200	—	—	—	200
Other Investments	1	—	—	1	—
Total assets measured at fair value	$414	$54	$—	$1	$359
(1) Investments measured at the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

		Fair Value Measurement at October 31, 2023 Using
	October 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Not Subject to Leveling (1)
	(in millions)
Cash and Cash Equivalents	$2	$—	$—	$—	$2
Equity	182	44	—	—	138
Fixed Income	174	—	—	—	174
Other Investments	1	—	—	1	—
Total assets measured at fair value	$359	$44	$—	$1	$314
(1) Investments measured at the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

For U.S. Defined Benefit Plans assets measured at fair value using significant unobservable inputs (level 3), the following table summarizes the change in balances during 2024 and 2023:

	Years Ended October 31.
	2024	2023
Balance, beginning of year	$1	$2
Realized gains/(losses)	—	—
Unrealized gains/(losses)	—	—
Purchases, sales, issuances, and settlements	—	(1)
Transfers in (out)	—	—
Balance, end of year	$1	$1
The following tables present the fair value of U.S. Post-Retirement Benefit Plans assets classified under the appropriate level of the fair value hierarchy as of October 31, 2024 and 2023.

		Fair Value Measurement at October 31, 2024 Using
	October 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Not Subject to Leveling (1)
	(in millions)
Cash and Cash Equivalents	$1	$—	$—	$—	$1
Equity	42	11	—	—	31
Fixed Income	42	—	—	—	42
Other Investments	1	—	—	1	—
Total assets measured at fair value	$86	$11	$—	$1	$74
(1) Investments measured at the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

		Fair Value Measurement at October 31, 2023 Using
	October 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Not Subject to Leveling (1)
	(in millions)
Cash and Cash Equivalents	$—	$—	$—	$—	$—
Equity	39	10	—	—	29
Fixed Income	36	—	—	—	36
Other Investments	1	—	—	1	—
Total assets measured at fair value	$76	$10	$—	$1	$65
(1) Investments measured at the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

For U.S. Post-Retirement Benefit Plans assets measured at fair value using significant unobservable inputs (level 3), the following table summarizes the change in balances during 2024 and 2023:

	Years Ended October 31,
	2024	2023
Balance, beginning of year	$1	$1
Realized gains/(losses)	—	—
Unrealized gains/(losses)	—	—
Purchases, sales, issuances, and settlements	—	—
Transfers in (out)	—	—
Balance, end of year	$1	$1
The following tables present the fair value of non-U.S. Defined Benefit Plans assets classified under the appropriate level of the fair value hierarchy as of October 31, 2024 and 2023:

		Fair Value Measurement at October 31, 2024 Using
	October 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Not Subject to Leveling (1)
	(in millions)
Cash and Cash Equivalents	$26	$14	$12	$—	$—
Equity	389	305	—	—	84
Fixed Income	352	60	159	—	133
Annuity Contract	150	—	—	150	—
Total assets measured at fair value	$917	$379	$171	$150	$217
(1) Investments measured at the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

		Fair Value Measurement at October 31, 2023 Using
	October 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Not Subject to Leveling (1)
	(in millions)
Cash and Cash Equivalents	$17	$1	$16	$—	$—
Equity	367	266	—	—	101
Fixed Income	321	113	113	—	95
Annuity Contract	86	—	—	86	—
Total assets measured at fair value	$791	$380	$129	$86	$196
(1) Investments measured at the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

For non-U.S. Defined Benefit Plans assets measured at fair value using significant unobservable inputs (level 3), the following table summarizes the change in balances during 2024 and 2023:

	Years Ended October 31,
	2024	2023
Balance, beginning of year	$86	$92
Unrealized gains (losses)	4	(5)
Purchases, sales, issuances, and settlements	(7)	(6)
Transfers in (out)	60	—
Currency impact	7	5
Balance, end of year	$150	$86
The table below presents the combined projected benefit obligation ("PBO"), accumulated benefit obligation ("ABO") and fair value of plan assets, grouping plans using comparisons of the PBO and ABO relative to the plan assets as of October 31, 2024 or 2023.

	2024		2023
	Benefit Obligation		Benefit Obligation
		Fair Value of Plan Assets		Fair Value of Plan Assets
	PBO		PBO
	(in millions)
U.S. defined benefit plans where PBO exceeds the fair value of plan assets	$3	$—	$3	$—
U.S. defined benefit plans where fair value of plan assets exceeds PBO	363	414	340	359
Total	$366	$414	$343	$359

Non-U.S. defined benefit plans where PBO exceeds the fair value of plan assets	$249	$157	$197	$132
Non-U.S. defined benefit plans where fair value of plan assets exceeds PBO	523	760	485	659
Total	$772	$917	$682	$791

	ABO		ABO
U.S. defined benefit plans where ABO exceeds the fair value of plan assets	$3	$—	$3	$—
U.S. defined benefit plans where the fair value of plan assets exceeds ABO	363	414	340	359
Total	$366	$414	$343	$359

Non-U.S. defined benefit plans where ABO exceeds the fair value of plan assets	$241	$157	$192	$132
Non-U.S. defined benefit plans where fair value of plan assets exceeds ABO	518	760	480	659
Total	$759	$917	$672	$791

Contributions and Estimated Future Benefit Payments.  During fiscal year 2025, we expect to make no contributions to the U.S. defined benefit plans and the Post-Retirement Medical Plans. We expect to contribute $19 million to plans outside the U.S. The following table presents expected future benefit payments for the next 10 years:

	U.S. Defined Benefit Plans	Non-U.S. Defined Benefit Plans	U.S. Post-Retirement Benefit Plans
	(in millions)
2025	$30	$37	$7
2026	$29	$38	$7
2027	$29	$39	$8
2028	$31	$40	$8
2029	$27	$40	$7
2030 - 2034	$126	$208	$29

Assumptions.  The assumptions used to determine the benefit obligations and net periodic cost (benefit) for our defined benefit and post-retirement benefit plans are presented in the tables below. The expected long-term return on assets below represents an estimate of long-term returns on investment portfolios consisting of a mixture of equities, fixed income and alternative investments in proportion to the asset allocations of each of our plans. We consider long-term rates of return, which are weighted based on the asset classes (both historical and forecasted) in which we expect our pension and post-retirement funds to be invested. Discount rates reflect the current rate at which pension and post-retirement obligations could be settled based on the measurement dates of the plans - October 31. The U.S. discount rates at October 31, 2024 and 2023, were determined based on the results of matching expected plan benefit payments with cash flows from a hypothetically constructed bond portfolio. The non-U.S. rates were generally based on published rates for high-quality corporate bonds. The range of assumptions that were used for the non-U.S. defined benefit plans reflects the different economic environments within various countries.

Assumptions used to calculate the net periodic cost (benefit) in each year were as follows:

	For years ended October 31,
	2024	2023	2022
U.S. defined benefit plans:
Discount rate	6.50%	6.00%	2.75%
Expected long-term return on assets	6.00%	5.00%	5.00%
Non-U.S. defined benefit plans:
Discount rate	1.78-5.63%	1.50-4.77%	0.29-1.76%
Average increase in compensation levels	2.00-3.25%	2.00-3.25%	2.00-3.50%
Expected long-term return on assets	4.00-5.00%	3.25-5.50%	2.75-5.50%
Interest crediting rate for cash balance plans	0.50-1.80%	0.50-2.10%	0.30-0.50%
U.S. post-retirement benefits plans:
Discount rate	6.60%	6.00%	2.75%
Expected long-term return on assets	6.00%	5.00%	5.00%
Current medical cost trend rate	6.50%	7.00%	6.00%
Ultimate medical cost trend rate	4.75%	4.75%	4.50%
Medical cost trend rate decreases to ultimate rate in year	2029	2029	2027

Assumptions used to calculate the benefit obligation were as follows:

	As of the Years Ending October 31,
	2024	2023
U.S. defined benefit plans:
Discount rate	5.50%	6.50%
Non-U.S. defined benefit plans:
Discount rate	0.95-5.31%	1.78-5.63%
Average increase in compensation levels	2.00-3.25%	2.00-3.25%
Interest crediting rate for cash balance plans	0.75-1.80%	0.50-1.80%
U.S. post-retirement benefits plans:
Discount rate	5.50%	6.60%
Current medical cost trend rate	6.00%	6.50%
Ultimate medical cost trend rate	4.75%	4.75%
Medical cost trend rate decreases to ultimate rate in year	2029	2029